Share-Based Payment - Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	27,100,000
Range of Exercise Prices One [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	10,150,000	10,900,000	10,900,000
Weighted average remaining contractual life	5 years 3 months 18 days	6 years 25 days	6 years 11 months 8 days
Range of Exercise Prices One [Member] | Bottom of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.03	$ 0.03	$ 0.03
Range of Exercise Prices One [Member] | Top of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.11	$ 0.14	$ 0.14
Range of Exercise Prices Two [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	1,500,000	1,500,000	1,500,000
Range of exercise prices (USD)	$ 0.17	$ 0.17	$ 0.17
Weighted average remaining contractual life	7 months 28 days	1 year 7 months 28 days	2 years 7 months 28 days
Range of Exercise Prices Three [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	15,450,000	150,000
Range of exercise prices (USD)	$ 0.01	$ 0.01
Weighted average remaining contractual life	4 years 3 months	9 years 2 months 1 day
Stock Options [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	27,100,000	12,550,000	12,400,000	12,400,000